Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 31, 2011
Perimeter Small Cap Growth Fund (Second Prospectus Summary) | Perimeter Small Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Perimeter Small Cap Growth Fund (the "Fund") is
to seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	EXPENSES AND FEES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
I Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended August 31, 2011, the
Fund's portfolio turnover rate was 122%, of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in small-cap equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund currently defines small-cap equity securities as those of companies with market capitalizations between $50 million and $3 billion at the time of purchase. The Fund's investments will generally consist of U.S. traded securities, which may include common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and American Depositary Receipts ("ADRs"). ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. The Fund purchases equity securities and ADRs traded in the U.S. on registered exchanges or the over-the-counter market.

The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, strong balance sheets, and strong current and projected business fundamentals which are priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio. Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and may adversely impact performance.

In addition, in order to implement its investment strategy, the Adviser may buy or sell, to a limited extent, derivative instruments to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. The
Fund may purchase or sell futures contracts; sell options on a futures contract;
purchase or write put and call options on securities, securities indices and currencies; or enter into equity index or interest rate swap agreements as the
Adviser determines is appropriate in seeking the Fund's investment objective.
The Fund may use derivatives for bona fide hedging; attempting to increase yield; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; or attempting to gain exposure to a particular market, index or instrument.

The Adviser will identify sell candidates for a variety of reasons, including but not limited to: (i) business fundamentals peak, begin to change or deteriorate; (ii) earnings characteristics change, including negative estimate revisions, negative earnings surprise and slowing earnings and/or revenue momentum; (iii) a stock reaches extreme overvaluation; and (iv) a stock's ranking weakens within the selection universe. The Adviser will not necessarily sell a security that has appreciated or depreciated outside the stated market capitalization range defined above.

Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risk factors affecting shareholders'
investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. If the Fund holds unsponsored ADRs it will generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders.

The Fund's investments in derivative instruments, including futures contracts, put and call options, and swaps, may be leveraged and result in losses exceeding the amounts invested. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a
"put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

The Fund may frequently trade its portfolio securities. High portfolio turnover will cause the Fund to incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrates the long-term performance of the Fund. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. On February 8, 2010, substantially all of the assets of the
Perimeter Small Cap Growth Fund, a portfolio of The Advisors' Inner Circle Fund
II (the "Predecessor Fund"), were transferred to the Fund in a tax-free reorganization (the "Reorganization"). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization was assumed by the Fund and the Fund's fiscal year end changed from July 31 to August 31. The performance information shown below for periods prior to February 8, 2010 is that of the I Shares of the Predecessor
Fund, which commenced operations on December 31, 2007. The bar chart assumes reinvestment of dividends and distributions. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at
www.perimetercap.com or 1-888-968-4964.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrates the long-term performance of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-968-4964
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.perimetercap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31 I Class Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Performance (for the periods reflected in the chart above)

Best Quarter:                      Worst Quarter:
22.95%                             (26.39)%
(quarter ended June 30, 2009)      (quarter ended December 31, 2008)

Year to Date Total Return as of September 30, 2011: (17.81)%

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Your actual after-tax returns will depend on your tax situation and may differ from those shown.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the average annual total returns of the Fund's I Shares for the calendar year ended December 31, 2010 and since inception to those of the
Russell 2000® Growth Index. The returns shown below for periods prior to the
Reorganization on February 8, 2010 are for the Predecessor Fund.

Perimeter Small Cap Growth Fund (Second Prospectus Summary) | Perimeter Small Cap Growth Fund | Russell 2000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 3 Years	ck0000831114_AverageAnnualReturnYear03	2.18%
Average Annual Returns, Since Inception Secondary	ck0000831114_AverageAnnualReturnSinceInceptionSecondary	2.18%	[1]
Perimeter Small Cap Growth Fund (Second Prospectus Summary) | Perimeter Small Cap Growth Fund | I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (Charged on redemptions within 7 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	624
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,383
Annual Return 2008	rr_AnnualReturn2008	(39.03%)
Annual Return 2009	rr_AnnualReturn2009	31.72%
Annual Return 2010	rr_AnnualReturn2010	25.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.39%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.49%
Average Annual Returns, 3 Years	ck0000831114_AverageAnnualReturnYear03	0.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.26%	[3]
Perimeter Small Cap Growth Fund (Second Prospectus Summary) | Perimeter Small Cap Growth Fund | I Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.49%
Average Annual Returns, 3 Years	ck0000831114_AverageAnnualReturnYear03	0.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.26%	[3]
Perimeter Small Cap Growth Fund (Second Prospectus Summary) | Perimeter Small Cap Growth Fund | I Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.57%
Average Annual Returns, 3 Years	ck0000831114_AverageAnnualReturnYear03	0.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.22%	[3]

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index. As of November 30, 2011, the market capitalization range of the companies in the Russell 2000 Growth Index was between $29 million and $3.7 billion.
[2]	The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.10% of the Fund's average daily net assets attributable to I Shares. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.10%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2012 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time during the first three years the Advisory Agreement is in effect, the Fund's Total Annual Fund Operating Expenses for that year are less than 1.10%, the Adviser may recoup any waived amount from the Fund if such reimbursement does not cause the Fund to exceed existing expense limitations.
[3]	I Shares of the Fund commenced operations on December 31, 2007.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.